Note 9 - Acquisition of Business (Tables)	6 Months Ended
Sep. 30, 2018
EdgePower Inc. [member]
Statement Line Items [Line Items]
Disclosure of detailed information about business combinations [text block]
NET ASSETS ACQUIRED

Working capital	$993
Intangible assets	14,198
Goodwill	7,673
Deferred tax liabilities	(3,820)
Total consideration	$19,044

Cash paid, net of working capital adjustment	$9,534
Common shares issued	9,510
Total consideration	$19,044